Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares issued [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	$ 523,949	$ 6,329	$ (270,866)	$ 259,412
Share-based compensation		489			489
Shares offering (Shares)	11,166,160
Shares offering		31,903			31,903
Vesting of restricted stock units (Shares)	39,150
Issuance costs		(2)			(2)
Reclassification of special warrants		(5,112)			(5,112)
Reclassification of derivative loan component		120			120
Net income (loss) for the period				(18,288)	(18,288)
Translation adjustment			37		37
Ending balance (Shares) at Jun. 30, 2024	117,285,461
Ending balance at Jun. 30, 2024	$ 0	551,347	6,366	(289,154)	268,559
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	523,949	6,329	(270,866)	259,412
Net income (loss) for the period					(18,208)
Ending balance (Shares) at Sep. 30, 2024	118,722,708
Ending balance at Sep. 30, 2024	$ 0	557,604	7,006	(289,074)	275,536
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	523,949	6,329	(270,866)	259,412
Ending balance (Shares) at Mar. 31, 2025	165,615,186
Ending balance at Mar. 31, 2025	$ 0	716,708	6,291	(273,862)	449,137
Beginning balance (Shares) at Jun. 30, 2024	117,285,461
Beginning balance at Jun. 30, 2024	$ 0	551,347	6,366	(289,154)	268,559
Share-based compensation		2,234			2,234
Shares offering (Shares)	1,368,297
Shares offering		4,324			4,324
Vesting of restricted stock units (Shares)	68,950
Issuance costs		(301)			(301)
Net income (loss) for the period				80	80
Translation adjustment			640		640
Ending balance (Shares) at Sep. 30, 2024	118,722,708
Ending balance at Sep. 30, 2024	$ 0	557,604	7,006	(289,074)	275,536
Beginning balance (Shares) at Mar. 31, 2025	165,615,186
Beginning balance at Mar. 31, 2025	$ 0	716,708	6,291	(273,862)	449,137
Share-based compensation		5,750			5,750
Shares offering (Shares)	38,109,822
Shares offering		68,169			68,169
Exercise of stock options (Shares)	600,000
Exercise of stock options		738			738
Issuance costs		(145)			(145)
Net income (loss) for the period				35,016	35,016
Translation adjustment			1,856		1,856
Ending balance (Shares) at Jun. 30, 2025	204,325,008
Ending balance at Jun. 30, 2025	$ 0	791,220	8,147	(238,846)	560,521
Beginning balance (Shares) at Mar. 31, 2025	165,615,186
Beginning balance at Mar. 31, 2025	$ 0	716,708	6,291	(273,862)	$ 449,137
Exercise of stock options (Shares)					600,000
Exercise of stock options					$ 738
Net income (loss) for the period					19,219
Ending balance (Shares) at Sep. 30, 2025	236,817,495
Ending balance at Sep. 30, 2025	$ 0	871,751	7,491	(254,643)	624,599
Beginning balance (Shares) at Jun. 30, 2025	204,325,008
Beginning balance at Jun. 30, 2025	$ 0	791,220	8,147	(238,846)	560,521
Share-based compensation		5,473			5,473
Shares offering (Shares)	30,174,046
Shares offering		71,194			71,194
Vesting of restricted stock units (Shares)	1,318,441
Issuance costs		(54)			(54)
Shares issued for property (Shares)	1,000,000
Shares issued for property		3,919			3,919
Net income (loss) for the period				(15,797)	(15,797)
Translation adjustment			(656)		(656)
Ending balance (Shares) at Sep. 30, 2025	236,817,495
Ending balance at Sep. 30, 2025	$ 0	$ 871,751	$ 7,491	$ (254,643)	$ 624,599